Changes in value of derivative warrant liability - Derivative Liabilities (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Balance - Derivative warrant liability Value	$ 5,234,293	$ 4,081,627	$ 8,745,508
No. of Warrants - Derivative warrant liability	220,687,537	55,148,530	80,234,017
Exercise of Warrants	(47,842)	(5,629,130)	(7,230,734)
Warrants Exercised	(2,166,666)	(145,888,421)	(49,863,260)
Decrease in fair value of derivative warrant liability	(1,048,859)	(3,279,650)	(793,706)
Balance - Derivative warrant liability Value	4,137,592	5,234,293	4,081,627
No. of Warrants - Derivative warrant liability		220,687,537	55,148,530
February 2012
Additional warrants issued			1,811,746
Warrants Issued			13,333,333
Price Protection
Additional warrants issued		7,484,550	1,548,813
Warrants Issued		236,219,094	11,444,440
August 2012
Additional warrants issued		624,797
Warrants Issued		9,375,000
December 2012
Additional warrants issued		762,355
Warrants Issued		24,999,999
June 2013
Additional warrants issued		$ 1,189,744
Warrants Issued		40,833,335